Cash and Restricted Cash (Details) - Schedule of consolidated balance sheets and statements of cash flows - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Consolidated Balance Sheets And Statements Of Cash Flows Abstract
Cash	$ 11,868,738	$ 14,888,644
Restricted Cash	2,942,560	808,923
Total cash and restricted cash presented in the condensed consolidated statement of cash flows	$ 14,811,298	$ 15,697,567